SEGMENT REPORTING - Total assets (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Total assets:
Total Assets	¥ 525,621,125	$ 73,373,881	¥ 552,389,514
Automation product and software
Total assets:
Total Assets	125,953,243	17,582,395	132,194,082
Equipment, accessories and others
Total assets:
Total Assets	131,869,561	18,408,281	145,316,223
Oilfield environmental protection
Total assets:
Total Assets	74,481,593	10,397,229	78,023,782
Platform outsourcing services
Total assets:
Total Assets	57,208,575	7,986,009	61,931,606
Chemical recycling
Total assets:
Total Assets	¥ 136,108,153	$ 18,999,967	¥ 134,923,821